Financial Instruments - Additional Information (Details) $ in Millions		3 Months Ended
	Jun. 24, 2022 EUR (€)	Mar. 31, 2022 EUR (€)	Mar. 31, 2022 USD ($)	Mar. 31, 2022 USD ($)	Dec. 31, 2021 EUR (€)	Jul. 09, 2021 EUR (€)	Jun. 24, 2021 EUR (€)
Disclosure of detailed information about borrowings [line items]
Contract liabilities		€ 201,300,000			€ 189,900,000
Derivatives | Swap contract | Cash flow hedges
Disclosure of detailed information about borrowings [line items]
Notional amount		827,800,000
Liability relating to IFRS 16
Disclosure of detailed information about borrowings [line items]
Lease liabilities		€ 78,300,000			€ 80,900,000
Senior EURO Debt
Disclosure of detailed information about borrowings [line items]
Notional amount							€ 553,200,000
Interest rate		2.50%		2.50%
Financing costs incurred on new or amended debt (d)	€ 3,800,000
Senior USD Debt
Disclosure of detailed information about borrowings [line items]
Notional amount		€ 824,800,000		$ 916.4
Repayments of non-current borrowings		€ 8,600,000	$ 9.6
Interest rate		2.25%		2.25%
Revolving Credit Facility
Disclosure of detailed information about borrowings [line items]
Line of credit facility, maximum borrowing capacity							80,000,000
2024 fixed rate senior secured notes
Disclosure of detailed information about borrowings [line items]
Notional amount							€ 400,000,000
Interest rate							3.25%
Twenty Twenty-Eight Fixed Rate Senior Secured Notes
Disclosure of detailed information about borrowings [line items]
Notional amount		€ 750,000,000				€ 50,000,000	€ 750,000,000
Interest rate		2.50%		2.50%		2.50%
Financing costs incurred on new or amended debt (d)	€ 4,000,000
Issued price of Senior Secured Notes (2028)						€ 100.75
Revolving Credit Facility (new)
Disclosure of detailed information about borrowings [line items]
Line of credit facility, maximum borrowing capacity							€ 175,000,000